Credit Risk - Disclosure of Segments Exposure by Geographical Distribution (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 24,536	£ 24,683
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,529	14,446
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,497	5,152
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,510	5,085
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,394	60,692
Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,858	3,817
Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,466	53,250
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,875	2,482
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,403	712
Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50	156
Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	742	275
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		12,389
Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,479
Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,910
UK | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,493	24,635
UK | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,486	14,399
UK | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,497	5,151
UK | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,510	5,085
UK | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	59,314	52,773
UK | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,858	3,817
UK | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	54,651	46,912
UK | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,219	1,683
UK | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	536	301
UK | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50	60
UK | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
UK | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
UK | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,493
UK | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		655
UK | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		9,838
Europe | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	47
Europe | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	47
Europe | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,178	2,680
Europe | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	950	1,516
Europe | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	656	799
Europe | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	572	365
Europe | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,491
Europe | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		439
Europe | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,052
US | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	550	855
US | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	469	849
US | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81	6
US | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		131
US | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		131
US | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Rest of World | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Rest of World | Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Rest of World | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,352	4,384
Rest of World | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre | Sovereign and Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,396	3,973
Rest of World | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	214	40
Rest of World | Corporate Centre | Legacy Portfolios in run–off
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	96
Rest of World | Corporate Centre | Derivatives
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest of World | Corporate Centre | Crown Dependencies
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 742	275
Rest of World | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		274
Rest of World | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		254
Rest of World | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		£ 20